Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Summary Of The Components Of The Company's Loss Before Provision For (Benefit From) Income Taxes
The components of the Company’s loss before provision for (benefit from) income taxes for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)
Domestic	$(183,619)	$(250,863)	$(183,533)

Loss before provision for (benefit from) income taxes	$(183,619)	$(250,863)	$(183,533)

Schedule Of The Differences Between The Statutory Tax Rate And The Company's Effective Tax Rate
The differences between the statutory tax rate and the Company’s effective tax rate, expressed as a percentage of loss before provision for (benefit from) income taxes, for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	Year Ended March 31,
	2021	2020	2019
Statutory federal tax expense rate	21%	21%	21%

State taxes, net of federal benefit	0	0	0
Non-deductible stock-based compensation	(7)	(2)	(2)
Change in valuation allowance	(14)	(19)	(19)
Other	0	0	(0)

Effective tax rate	0%	0%	0%

Summary Of Deferred Income Taxes Result From Differences In The Recognition Of Revenue And Expenses For Tax And Financial Reporting Purposes, As Well As Operating Loss And Tax Credit Carryforwards
Deferred income taxes result from differences in the recognition of revenue and expenses for tax and financial reporting purposes, as well as operating loss and tax credit carryforwards. The components of net deferred tax assets, as of March 31, 2021 and 2020 consisted of:

	March 31, 2021	March 31, 2020
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$181,020	$165,161
Accruals and reserves	3,591	4,596
Stock-based compensation	6,291	6,552
Deferred revenue	17,785	5,152
Operating lease liabilities	23,393	23,160
Intangibles	355	75
Other	391	390

Gross deferred tax assets	232,826	205,086
Valuation allowance	(213,267)	(185,249)

Total deferred tax assets	19,559	19,837

Deferred tax liabilities:
Prepaid expenses	(841)	(885)
Operating lease right-of-use assets	(15,755)	(15,541)
Property and equipment	(2,963)	(3,411)

Gross deferred tax liabilities	(19,559)	(19,837)

Net deferred taxes	$—	$—

Summary Of A Reconciliation Of The Beginning And Ending Balance Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is summarized as follows:

Unrecognized Tax Benefits
(in thousands)
Balance as of March 31, 2018	$234
Decreases in unrecognized tax benefits related to prior year tax positions	—
Increases in unrecognized tax benefits related to current year tax positions	48

Balance as of March 31, 2019	282

Decreases in unrecognized tax benefits related to prior year tax positions	—
Increases in unrecognized tax benefits related to current year tax positions	17

Balance as of March 31, 2020	299

Decreases in unrecognized tax benefits related to prior year tax positions	(299)
Increases in unrecognized tax benefits related to current year tax positions	—

Balance as of March 31, 2021	$—